Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$464,685,129.93	0.9907999	$430,304,911.67	0.9174945	$34,380,218.26
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$716,915,129.93	0.4936650	$682,534,911.67	0.4699909	$34,380,218.26

Weighted Avg. Coupon (WAC)	4.55%		4.57%
Weighted Avg. Remaining Maturity (WARM)	38.92		38.13
Pool Receivables Balance	$757,666,147.35		$722,551,089.10
Remaining Number of Receivables	62,669		61,494

Adjusted Pool Balance	$746,827,156.31		$712,446,938.05

III. COLLECTIONS

Principal:
Principal Collections	$33,941,111.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$579,351.53
Total Principal Collections	$34,520,463.46

Interest:
Interest Collections	$2,855,676.66
Late Fees & Other Charges	$70,074.42
Interest on Repurchase Principal	$-
Total Interest Collections	$2,925,751.08

Collection Account Interest	$1,204.37
Reserve Account Interest	$282.86
Servicer Advances	$-

Total Collections	$37,447,701.77

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$37,447,701.77
Reserve Account Release					$-
Total Available for Distribution					$37,447,701.77

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$631,388.46		$631,388.46	$631,388.46
Collection Account Interest					$1,204.37
Late Fees & Other Charges					$70,074.42
Total due to Servicer					$702,667.25

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$240,087.32		$240,087.32
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$362,896.82		$362,896.82	$362,896.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$36,280,829.12

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$34,380,218.26
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$34,380,218.26
Class A-4 Notes				$-
Class A Notes Total:		$34,380,218.26		$34,380,218.26
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$34,380,218.26		$34,380,218.26

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,900,610.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,838,991.04
Beginning Period Amount	$10,838,991.04
Current Period Amortization	$734,839.99
Ending Period Required Amount	$10,104,151.05
Ending Period Amount	$10,104,151.05
Next Distribution Date Amount	$9,402,278.58

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.01%	4.20%	4.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.32%	60,461	97.64%	$705,483,738.20
30 - 60 Days	1.27%	781	1.78%	$12,892,083.07
61 - 90 Days	0.32%	198	0.44%	$3,177,340.98
91 + Days	0.09%	54	0.14%	$997,926.85
		61,494		$722,551,089.10
Total
Delinquent Receivables 61 + days past due	0.41%	252	0.58%	$4,175,267.83
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	212	0.49%	$3,680,714.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	189	0.42%	$3,366,633.39
Three-Month Average Delinquency Ratio	0.35%		0.50%

Repossession in Current Period		47		$811,619.46
Repossession Inventory		91		$549,461.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,173,946.32
Recoveries				$(579,351.53)
Net Charge-offs for Current Period				$594,594.79

Beginning Pool Balance for Current Period				$757,666,147.35

Net Loss Ratio				0.94%
Net Loss Ratio for 1st Preceding Collection Period				0.76%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$8,867,394.57
Cumulative Net Losses as a % of Initial Pool Balance				0.58%

Principal Balance of Extensions				$5,674,832.58
Number of Extensions				326

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